GE LIFE & ANNUITY Separate Account III

Financial Statements

For the six months ended June 30, 1999

(Unaudited)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Table of Contents

For the six months ended June 30, 1999

------------------------------------------------------------------------------

                                                                         Page
Financial Statements:
(Unaudited)

    Statements of Assets and Liabilities..................................1
    Statements of Operations..............................................9
    Statements of Changes in Net Assets..................................14

Notes to Financial Statements............................................24
(Unaudited)
------------------------------------------------------------------------------

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities
As of June 30, 1999
(Unaudited)

----------------------------------------------------------------------------------------------------------------------

                                                                    GE Investments Funds, Inc.
                                              ------------------------------------------------------------------------
                                              S&P 500       Money      Total  International   Real Estate     Global
                                                Index      Market     Return         Equity    Securities     Income
Assets                                           Fund        Fund       Fund           Fund          Fund       Fund
----------------------------------------------------------------------------------------------------------------------

Investment in GE Investments Funds,
    Inc., at fair value (note 2):
    S&P 500 Index Fund (297,546
     shares; cost - $7,059,809)           $ 7,905,807           -          -              -              -          -
    Money Market Fund (13,416,180
     shares; cost - $13,416,180)                    -  13,416,180          -              -              -          -
    Total Return Portolio (123,671
     shares; cost - $1,758,839)                     -           -  1,935,456              -              -          -
    International Equity Fund
     (28,433 shares; cost - $364,898)               -           -          -        358,262              -          -
    Real Estate Securities Fund
     (58,116 shares; cost - $864,040)               -           -          -              -        732,838          -
    Global Income Fund (203,683
     shares; cost - $2,049,084)                     -           -          -              -              -  1,989,981
    Value Equity Fund (51,972
     shares; cost - $789,606)                       -           -          -              -              -          -
    Income Fund (116,357 shares;
     cost  $1,421,696)                              -           -          -              -              -          -
    U.S. Equity Fund (1,297 shares;
     cost  $44,894)                                 -           -          -              -              -          -
    Premier Growth Equity Fund
     (219 shares;  cost - $16,955)                              -          -              -              -          -
Receivable from affiliate (note 3)                  -           -         78              -              -        524
Receivable for units sold                          11           -          -              -              -          -
----------------------------------------------------------------------------------------------------------------------

Total assets                              $ 7,905,818  13,416,180  1,935,534        358,262        732,838  1,990,505
======================================================================================================================

Liabilities
----------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to
 affiliate (note 3)                            10,005     612,649      1,396         20,068          5,428      1,423
Payable for units withdrawn                         -      32,037          -              -              -          -
----------------------------------------------------------------------------------------------------------------------

Total liabilities                              10,005     644,686      1,396         20,068          5,428      1,423
----------------------------------------------------------------------------------------------------------------------

Net assets                                $ 7,895,813  12,771,494  1,934,138        338,194        727,410  1,989,082
======================================================================================================================

Outstanding units                             163,814     802,734     60,841         22,191         45,041    188,182
======================================================================================================================

Net asset value per unit                        48.20       15.91      31.79          15.24          16.15      10.57
======================================================================================================================



----------------------------------------------------------------------------------------------------------------------

                                                 GE Investments Funds, Inc.
                                      -------------------------------------------------
                                          Value                 U.S.        Premier
                                         Equity      Income   Equity  Growth Equity
Assets                                     Fund        Fund     Fund          Fund
---------------------------------------------------------------------------------------
Investment in GE Investments Funds,
    Inc., at fair value (note 2):
    S&P 500 Index Fund (297,546
     shares; cost - $7,059,809)       $       -           -        -              -
    Money Market Fund (13,416,180
     shares; cost - $13,416,180)              -           -        -              -
    Total Return Portolio (123,671
     shares; cost - $1,758,839)               -           -        -              -
    International Equity Fund
     (28,433 shares; cost - $364,898)         -           -        -              -
    Real Estate Securities Fund
     (58,116 shares; cost - $864,040)         -           -        -              -
    Global Income Fund (203,683 shares
     cost - $2,049,084)                       -           -        -              -
    Value Equity Fund (51,972 shares;
     cost - $789,606)                   867,406           -        -              -
    Income Fund (116,357 shares;
     cost  $1,421,696)                        -   1,409,085        -              -
    U.S. Equity Fund (1,297 shares;
     cost  $44,894)                           -           -   49,573              -
    Premier Growth Equity Fund
     (219 shares; cost - $16,955)             -           -        -          17,648
Receivable from affiliate (note 3)            -           -        -              -
Receivable for units sold                     -           -        -          39,292
------------------------------------------------------------------------------------

Total assets                         $  867,406   1,409,085   49,573          56,940
====================================================================================

Liabilities
------------------------------------------------------------------------------------

Accrued expenses payable to affiliate     1,681       1,725    1,259              13
Payable for units withdrawn                   -           -        -              -
------------------------------------------------------------------------------------

Total liabilities                         1,681       1,725    1,259              13
------------------------------------------------------------------------------------

Net assets                           $  865,725   1,407,360   48,314          56,927
====================================================================================

Outstanding units                        51,196     135,323    3,996           5,458
====================================================================================

Net asset value per unit                  16.91       10.40    12.09           10.43
====================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

As of June 30, 1999
(Unaudited)

---------------------------------------------------------------------------------------------------------------------------------

                                                       Oppenheimer Variable Account Funds
                                            -------------------------------------------------------------
                                                             Capital   Aggressive       High    Multiple
                                                 Bond   Appreciation       Growth     Income  Strategies
Assets                                        Fund/VA        Fund/VA      Fund/VA    Fund/VA     Fund/VA
---------------------------------------------------------------------------------------------------------

Investment in Oppenheimer Variable
    Account Funds, at fair value
     (note 2): Bond Fund (176,950
     shares; cost - $2,160,891)           $ 2,034,920             -             -          -           -
    Capital Appreciation Fund
     (118,550 shares; cost -
     $5,567,784)                                    -     6,431,356             -          -           -
    Growth Fund (151,941 shares;
     cost - $5,757,094)                             -             -     6,191,606          -           -
    High Income Fund (459,040
     shares; cost - $5,034,224)                     -             -             -  4,897,957           -
    Multiple Strategies Fund
     (199,824 shares; cost -
     $3,264,318)                                    -             -             -          -   3,385,020
Investment in Goldmans Sachs Variable
   Insurance Trust, at fair value
    (note 2):
    Growth and Income Fund  (6,256
     shares; cost - $70,458)                        -             -             -          -           -
    Mid Cap Equity Fund  (29,148
     shares; cost - $269,098)                       -             -             -          -           -
Investment in Salomon Brothers
   Variable Series Funds, at fair value
   (note 2):
    Strategic Bond Fund  (104,944
     shares; cost - $1,067,690)                     -             -             -          -           -
Receivable from affiliate (note 3)                  -             -             -        371           -
Receivable for units sold                           -             -             -          -           -
----------------------------------------------------------------------------------------------------------

Total assets                              $ 2,034,920     6,431,356     6,191,606  4,898,328   3,385,020
==========================================================================================================

Liabilities
----------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate
(note 3)                                        1,652         4,868     1,359,295      3,536       2,723
Payable for units withdrawn                         -             -     1,346,789          -           -
----------------------------------------------------------------------------------------------------------

Total liabilities                               1,652         4,868     2,706,084      3,536       2,723
----------------------------------------------------------------------------------------------------------

Net assets                                $ 2,033,268     6,426,488     3,485,522  4,894,792   3,382,297
==========================================================================================================

Outstanding units                              89,928       144,969        81,210    148,687     114,305
==========================================================================================================

Net asset value per unit                        22.61         44.33         42.92      32.92       29.59
==========================================================================================================




--------------------------------------------------------------------------------------------------
                                                   Goldman Sachs Variable           Salomon
                                                       Insurance Trust         Brothers Variable
                                                                                 Series Funds,
                                                                                    Inc.
                                             ------------------------------   --------------------
                                                   Growth and     Mid Cap              Strategic
                                                       Income       Value                   Bond
Assets                                                   Fund        Fund                   Fund
--------------------------------------------------------------------------------------------------

Investment in Oppenheimer Variable
  Account Funds, at fair value
   (note 2):
     Bond Fund (176,950 shares;
     cost - $2,160,891)                             $       -           -                      -
    Capital Appreciation Fund
    (118,550 shares; cost - $5,567,784)                     -           -                      -
    Growth Fund (151,941 shares;
     cost - $5,757,094)                                     -           -                      -
    High Income Fund (459,040 shares;
     cost - $5,034,224)                                     -           -                      -
    Multiple Strategies Fund
     (199,824 shares; cost - $3,264,318)                    -           -                      -
Investment in Goldmans Sachs Variable
   Insurance Trust, at fair value
    (note 2):
    Growth and Income Fund  (6,256
     shares; cost - $70,458)                           72,196           -                      -
    Mid Cap Equity Fund  (29,148
     shares; cost - $269,098)                               -     291,481                      -
Investment in Salomon Brothers
   Variable Series Funds, at fair
    value (note 2):
    Strategic Bond Fund  (104,944
     shares; cost - $1,067,690)                             -           -              1,054,688
Receivable from affiliate (note 3)                          2           -                      -
Receivable for units sold                                   -           -                      -
--------------------------------------------------------------------------------------------------

Total assets                                        $  72,198     291,481              1,054,688
--------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)             52         291                    785
Payable for units withdrawn                                 -           -                      -
--------------------------------------------------------------------------------------------------

Total liabilities                                          52         291                    785
--------------------------------------------------------------------------------------------------

Net assets                                          $  72,146     291,190              1,053,903
--------------------------------------------------------------------------------------------------

Outstanding units                                       7,430      29,354                104,450
--------------------------------------------------------------------------------------------------

 Net asset value per unit                                9.71        9.92                  10.09
--------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

As of June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                Variable Insurance Products Fund   Variable Insurance Products Funds II
                                       -----------------------------------------  --------------------------------------
                                                   Equity                                      Asset
                                                   Income      Growth   Overseas             Manager   Contrafund
Assets                                          Portfolio   Portfolio  Portfolio           Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------

Investment in Variable Insurance
  Products Fund, at fair value (note 2):
    Equity-Income Portfolio (642,522
     shares; cost - $14,034,212)             $ 17,508,720           -          -                  -             -
    Growth Portfolio (316,020 shares;
     cost - $13,508,940)                                -  14,451,613          -                  -             -
    Overseas Portfolio (195,833
     shares; cost - $3,817,834)                         -           -  4,073,321                  -             -
Investment in Variable Insurance Products
   Fund II, at fair value (note 2):
    Asset Manager Portfolio (582,673
     shares; cost - $8,967,856)                         -           -          -         10,307,490             -
    Contrafund Portfolio (413,484 shares;
     cost - $8,813,999)                                 -           -          -                  -    10,791,923
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
    Growth & Income Portfolio (100,214
     shares; cost - $1,634,904)                         -           -          -                  -             -
    Growth Opportunities Portfolio
     (31,940 shares;  cost - $626,176)                  -           -          -                  -             -
Receivable from affiliate (note 3)                  1,018           -          -                  -             -
Receivable for units sold                               -           -          -                  -             -
------------------------------------------------------------------------------------------------------------------------

Total assets                                 $ 17,509,738  14,451,613  4,073,321         10,307,490    10,791,923
------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate
(note 3)                                           12,536      16,884     33,877             28,654        12,638
Payable for units withdrawn                        23,032      25,547          -                  -             -
------------------------------------------------------------------------------------------------------------------------

Total liabilities                                  35,568      42,431     33,877             28,654        12,638
------------------------------------------------------------------------------------------------------------------------

Net assets                                   $ 17,474,170  14,409,182  4,039,444         10,278,836    10,779,285
------------------------------------------------------------------------------------------------------------------------

Outstanding units                                 432,422     274,618    180,332            357,152       372,857
------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                            40.41       52.47      22.40            28.78          28.91
------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------

                                                        Variable Insurance Product Fund III
                                                   ------------------------------------------------
                                                            Growth &              Growth
                                                              Income       Opportunities
Assets                                                     Portfolio           Portfolio
---------------------------------------------------------------------------------------------------

Investment in Variable Insurance
  Products Fund, at fair value (note 2):
    Equity-Income Portfolio (642,522
     shares; cost - $14,034,212)                         $         -          -
    Growth Portfolio (316,020 shares;
     cost - $13,508,940)                                           -          -
    Overseas Portfolio (195,833
     shares; cost - $3,817,834)                                    -          -
Investment in Variable Insurance Products
   Fund II, at fair value (note 2):
    Asset Manager Portfolio (582,673
     shares; cost - $8,967,856)                                    -          -
    Contrafund Portfolio (413,484 shares;
     cost - $8,813,999)                                            -          -
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
    Growth & Income Portfolio (100,214
     shares; cost - $1,634,904)                            1,713,652          -
    Growth Opportunities Portfolio
     (31,940 shares;  cost - $626,176)                             -    755,066
Receivable from affiliate (note 3)                                 -          -
Receivable for units sold                                          -          -
--------------------------------------------------------------------------------------------------

Total assets                                             $ 1,713,652    755,066
--------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate
(note 3)                                                       2,190      1,568
Payable for units withdrawn                                        -          -
--------------------------------------------------------------------------------------------------

Total liabilities                                              2,190      1,568
--------------------------------------------------------------------------------------------------

Net assets                                               $ 1,711,462    753,498
--------------------------------------------------------------------------------------------------

Outstanding units                                            100,852     47,123
--------------------------------------------------------------------------------------------------

Net asset value per unit                                       16.97      15.99
--------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

As of June 30, 1999
(Unaudited)

--------------------------------------------------------------------------------------------------------------


                                                                              Federated Insurance Series
                                                              -----------------------------------------------
                                                                   American             High
                                                                    Leaders      Income Bond         Utility
Assets                                                              Fund II          Fund II         Fund II
--------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
     at fair value (note 2):
        American Leaders Fund II  (51,263 shares;
           cost - $1,005,067)                                   $ 1,124,711                -               -
        High Income Bond Fund II  (98,657 shares;
           cost - $1,060,032)                                             -        1,013,205               -
        Utility Fund II (33,486 shares;
           cost - $440,609)                                               -                -         486,553
Investment in Alger American,
     at fair value (note 2):
        Small Capitalization Portfolio (51,181 shares;
           cost - $2,148,994)                                             -                -               -
        Growth Portfolio (79,152 shares;
           cost - $4,014,797)                                             -                -               -
Investment in PBHG Insurance Series
     Fund Inc., at fair value (note 2):
        PBHG Large Cap Portfolio (10,022 shares;
           cost - $147,528)                                               -                -               -
        PBHG Growth II Portfolio (105,415 shares;
           cost - $2,062,450)                                             -                -               -
Receivable from affiliate (note 3)                                        -                -               -
Receivable for units sold                                                 -                5               -
--------------------------------------------------------------------------------------------------------------

Total assets                                                    $ 1,124,711        1,013,210         486,553
--------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                        1,683            1,264           1,289
--------------------------------------------------------------------------------------------------------------

Total liabilities                                                     1,683            1,264           1,289
--------------------------------------------------------------------------------------------------------------

Net assets                                                      $ 1,123,028        1,011,946         485,264
--------------------------------------------------------------------------------------------------------------

Outstanding units                                                    59,991           65,077          25,104
--------------------------------------------------------------------------------------------------------------

Net asset value per unit                                              18.72            15.55           19.33
--------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------


                                                                 Alger American Fund          PBHG Insurance Series Fund, Inc.
                                                         ----------------------------------   ------------------------------------
                                                                    Small                            PBHG Large              PBHG
                                                           Capitalization           Growth           Cap Growth         Growth II
Assets                                                          Portfolio        Portfolio            Portfolio         Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
     at fair value (note 2):
        American Leaders Fund II  (51,263 shares;
           cost - $1,005,067)                                 $         -                -                    -                 -
        High Income Bond Fund II  (98,657 shares;
           cost - $1,060,032)                                           -                -                    -                 -
        Utility Fund II (33,486 shares;
           cost - $440,609)                                             -                -                    -                 -
Investment in Alger American,
     at fair value (note 2):
        Small Capitalization Portfolio (51,181 shares;
           cost - $2,148,994)                                   2,230,448                -                    -                 -
        Growth Portfolio (79,152 shares;
           cost - $4,014,797)                                           -        4,419,861                    -                 -
Investment in PBHG Insurance Series
     Fund Inc., at fair value (note 2):
        PBHG Large Cap Portfolio (10,022 shares;
           cost - $147,528)                                             -                -              165,761                 -
        PBHG Growth II Portfolio (105,415 shares;
           cost - $2,062,450)                                           -                -                    -         1,533,782
Receivable from affiliate (note 3)                                      -                -                    -                 -
Receivable for units sold                                               6               10                    -                 6
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                  $ 2,230,454        4,419,871              165,761         1,533,788
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                      2,395            3,175               17,944             1,565
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                   2,395            3,175               17,944             1,565
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                    $ 2,228,059        4,416,696              147,817         1,532,223
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                 163,707          196,036                9,193           108,284
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                            13.61            22.53                16.08             14.15
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

As of June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Janus Aspen Series
                                                                 -------------------------------------------------------------------
                                                                       Aggressive                             Worldwide
                                                                           Growth             Growth             Growth     Balanced
                                                                        Portfolio          Portfolio          Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
      Aggressive Growth Portfolio (82,336 shares;
        cost - $2,752,344)                                            $ 2,850,481                  -                  -            -
      Growth Portfolio (276,686 shares;
        cost - $5,784,192)                                                      -          7,550,748                  -            -
      Worldwide Growth Portfolio (382,870 shares;
        cost - $9,934,143)                                                      -                  -         12,535,163            -
      Balanced Portfolio (238,922 shares;
        cost - $4,370,119)                                                      -                  -                  -    5,961,097
      Flexible Income Portfolio (31,382 shares;
        cost - $373,239)                                                        -                  -                  -            -
      International Growth Portfolio (100,402 shares;
        cost - $2,166,240)                                                      -                  -                  -            -
      Capital Appreciation Portfolio (101,880 shares;
        cost - $2,496,442)                                                      -                  -                  -            -
Receivable from affiliate (note 3)                                      1,365,728                540              2,012          189
Receivable for units sold                                               1,372,850              5,382                  -            -
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                          $ 5,589,059          7,556,670         12,537,175    5,961,286
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                              2,882              5,382              8,964        4,229
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                           2,882              5,382              8,964        4,229
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                                            $ 5,586,177          7,551,288         12,528,211    5,957,057
------------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                         191,504            274,592            470,632      274,899
------------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                    29.17              27.50              26.62        21.67
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                                                                    Janus Aspen Series
                                                                ----------------------------------------------------------
                                                                          Flexible       International            Capital
                                                                            Income              Growth       Appreciation
                                                                         Portfolio           Portfolio          Portfolio
--------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
      Aggressive Growth Portfolio (82,336 shares;
        cost - $2,752,344)                                                       -                   -                  -
      Growth Portfolio (276,686 shares;
        cost - $5,784,192)                                                       -                   -                  -
      Worldwide Growth Portfolio (382,870 shares;
        cost - $9,934,143)                                                       -                   -                  -
      Balanced Portfolio (238,922 shares;
        cost - $4,370,119)                                                       -                   -                  -
      Flexible Income Portfolio (31,382 shares;
        cost - $373,239)                                                   362,778                   -                  -
      International Growth Portfolio (100,402 shares;
        cost - $2,166,240)                                                       -           2,344,381                  -
      Capital Appreciation Portfolio (101,880 shares;
        cost - $2,496,442)                                                       -                   -          2,548,019
Receivable from affiliate (note 3)                                               -                   -                  -
Receivable for units sold                                                        -                   -                  -
--------------------------------------------------------------------------------------------------------------------------

Total assets                                                               362,778           2,344,381          2,548,019
--------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                 807               2,268              4,489
--------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                              807               2,268              4,489
--------------------------------------------------------------------------------------------------------------------------

Net assets                                                                 361,971           2,342,113          2,543,530
--------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                           27,298             135,539            104,200
--------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                     13.26               17.28              24.41
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations
For the period ended June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                     GE Investments Funds, Inc.
                                                           -------------------------------------------------------------------------
                                                                    S&P 500              Money              Total     International
                                                                      Index             Market             Return            Equity
                                                                       Fund               Fund               Fund              Fund
                                                           -------------------------------------------------------------------------
                                                                 Six Months         Six Months         Six Months        Six Months
                                                              Ended 6/30/99      Ended 6/30/99      Ended 6/30/99     Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                     $             -            285,682                  -                 -
     Expenses - Mortality and expense
         risk charges (note 3)                                       47,299             80,384             12,735             2,236
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                     (47,299)           205,298            (12,735)           (2,236)
------------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                   443,174                  -              9,133              (194)
         Unrealized appreciation (depreciation)
            on investments                                          383,647                  -            113,319            19,100
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                                 826,821                  -            122,452            18,906
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                        $       779,522            205,298            109,717            16,670
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

                                                                                     GE Investments Funds, Inc.
                                                        ----------------------------------------------------------------------------
                                                               Real Estate             Global             Value
                                                                Securities             Income            Equity             Income
                                                                      Fund               Fund              Fund               Fund
                                                        ----------------------------------------------------------------------------
                                                                Six Months         Six Months        Six Months         Six Months
                                                             Ended 6/30/99      Ended 6/30/99     Ended 6/30/99      Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                     $            -                  -                 -                  -
     Expenses - Mortality and expense
         risk charges (note 3)                                       4,783              9,491             4,498              9,766
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                     (4,783)            (9,491)           (4,498)            (9,766)
------------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                  (30,998)          (121,156)           69,217                 83
         Unrealized appreciation (depreciation)
            on investments                                          92,002            (59,724)           73,250            (27,311)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                                 61,004           (180,880)          142,467            (27,228)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                        $       56,221           (190,371)          137,969            (36,994)
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------

                                                              GE Investments Funds, Inc.
                                                        -----------------------------------
                                                                   U.S.            Premier
                                                                 Equity      Growth Equity
                                                                   Fund               Fund
                                                        -----------------------------------
                                                             Six Months        Period from
                                                          Ended 6/30/99       6/11-6/30/99
-------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                       $       -                  -
     Expenses - Mortality and expense
         risk charges (note 3)                                      238                 12
-------------------------------------------------------------------------------------------

Net investment income (expense)                                    (238)               (12)
-------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                   172                  -
         Unrealized appreciation (depreciation)
            on investments                                        4,435                693
-------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                               4,607                693
-------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                          $   4,369                681
-------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

For the period ended June 30, 1999
(Unaudited)

---------------------------------------------------------------------------------------------------------------------



                                                                            Oppenheimer Variable Account Funds
                                                             --------------------------------------------------------
                                                                                        Capital          Aggressive
                                                                       Bond        Appreciation              Growth
                                                                    Fund/VA             Fund/VA             Fund/VA
                                                             --------------------------------------------------------
                                                                 Six Months          Six Months          Six Months
                                                              Ended 6/30/99       Ended 6/30/99       Ended 6/30/99
---------------------------------------------------------------------------------------------------------------------
Investment income:
       Income - Dividends                                   $       106,098                   -             188,558
       Expenses - Mortality and expense
             risk charges (note 3)                                   16,729              43,620              33,249
---------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                      89,369             (43,620)            155,309
---------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
             Net realized gain (loss)                                (1,721)            995,688             607,508
             Unrealized appreciation (depreciation)
                   on investments                                  (147,232)            252,124             (24,098)
---------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
       on investments                                              (148,953)          1,247,812             583,410
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations           $       (59,584)          1,204,192             738,719
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Goldman Sachs
                                                         Oppenheimer Variable Account Funds     Variable Insurance Trust
                                                       ------------------------------------  ------------------------------------
                                                                    High           Multiple        Growth and            Mid Cap
                                                                  Income         Strategies            Income              Value
                                                                 Fund/VA            Fund/VA              Fund               Fund
                                                       --------------------------------------------------------------------------
                                                              Six Months         Six Months        Six Months         Six Months
                                                           Ended 6/30/99      Ended 6/30/99     Ended 6/30/99      Ended 6/30/99
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
       Income - Dividends                                      $ 348,986            267,777                 -                  -
       Expenses - Mortality and expense
             risk charges (note 3)                                37,969             22,068               183              2,174
---------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                  311,017            245,709              (183)            (2,174)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
             Net realized gain (loss)                             27,814              9,796               501            139,056
             Unrealized appreciation (depreciation)
                   on investments                               (161,492)           (10,989)            1,689             22,187
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
       on investments                                           (133,678)            (1,193)            2,190            161,243
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations              $ 177,339            244,516             2,007            159,069
---------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
                                                      Salomon Brothers
                                                           Variable
                                                           Series
                                                         Funds, Inc.
                                                       ----------------
                                                             Strategic
                                                                  Bond
                                                                  Fund
                                                      -----------------
                                                           Period from
                                                          3/19-6/30/99
-----------------------------------------------------------------------
Investment income:
       Income - Dividends                                   $        -
       Expenses - Mortality and expense
             risk charges (note 3)                               3,852
-----------------------------------------------------------------------

Net investment income (expense)                                 (3,852)
-----------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments
             Net realized gain (loss)                            8,165
             Unrealized appreciation (depreciation)
                   on investments                              (13,002)
-----------------------------------------------------------------------

Net realized and unrealized gain (loss)
       on investments                                           (4,837)
-----------------------------------------------------------------------

Increase (decrease) in net assets from operations           $   (8,689)
-----------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

For the period ended June 30, 1999
(Unaudited)

====================================================================================================================


                                                                       Variable Insurance Products Fund
                                                           ---------------------------------------------------------
                                                                     Equity
                                                                     Income             Growth           Overseas
                                                                  Portfolio          Portfolio          Portfolio
                                                           ---------------------------------------------------------
                                                                 Six Months         Six Months         Six Months
                                                              Ended 6/30/99      Ended 6/30/99      Ended 6/30/99
--------------------------------------------------------------------------------------------------------------------

Investment income:
     Income - Dividends                                  $          777,968          1,536,820            157,482
     Expenses - Mortality and expense
         risk charges (note 3)                                      112,785             95,252             28,617
--------------------------------------------------------------------------------------------------------------------

Net investment income                                               665,183          1,441,568            128,865
--------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
         Net realized gain                                          400,524          1,079,668            255,957
         Unrealized appreciation (depreciation)
            on investments                                          816,175           (721,440)            (3,470)
--------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                               1,216,699            358,228            252,487
--------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                   $        1,881,882          1,799,796            381,352
====================================================================================================================

================================================================================================================================


                                                        Variable Insurance Products Fund II  Variable Insurance Product Fund III
                                                        ------------------------------------ -----------------------------------
                                                                  Asset                              Growth &            Growth
                                                                Manager         Contrafund             Income     Opportunities
                                                              Portfolio          Portfolio          Portfolio         Portfolio
                                                        ------------------------------------------------------------------------
                                                             Six Months         Six Months         Six Months        Six Months
                                                          Ended 6/30/99      Ended 6/30/99      Ended 6/30/99     Ended 6/30/99
--------------------------------------------------------------------------------------------------------------------------------

Investment income:
     Income - Dividends                                       $ 770,034            411,197             19,845            18,845
     Expenses - Mortality and expense
         risk charges (note 3)                                   69,375             69,393             11,455             4,829
--------------------------------------------------------------------------------------------------------------------------------

Net investment income                                           700,659            341,804              8,390            14,016
--------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
         Net realized gain                                      113,127            692,451            141,586            13,883
         Unrealized appreciation (depreciation)
            on investments                                     (356,927)           (34,230)           (24,345)           14,533
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                            (243,800)           658,221            117,241            28,416
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                        $ 456,859          1,000,025            125,631            42,432
================================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

For the period ended June 30, 1999
(Unaudited)

====================================================================================================================

                                                                         Federated Insurance Series
                                                           ---------------------------------------------------------
                                                                   American               High
                                                                    Leaders        Income Bond            Utility
                                                                    Fund II            Fund II            Fund II
                                                           ---------------------------------------------------------
                                                                 Six Months         Six Months         Six Months
                                                              Ended 6/30/99      Ended 6/30/99      Ended 6/30/99
--------------------------------------------------------------------------------------------------------------------

Investment income:
     Income - Dividends                                  $          108,731             91,518             38,888
     Expenses - Mortality and expense
         risk charges (note 3)                                        7,234              9,551              3,400
--------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                     101,497             81,967             35,488
--------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                    11,623            (18,093)             4,483
         Unrealized appreciation (depreciation)
            on investments                                            4,757            (41,365)           (30,373)
--------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                                  16,380            (59,458)           (25,890)
--------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                   $          117,877             22,509              9,598
====================================================================================================================

=================================================================================================================================

                                                                   Alger American              PBHG Insurance Series Fund, Inc.
                                                         -----------------------------------  -----------------------------------
                                                                   Small                           PBHG  Large              PBHG
                                                          Capitalization             Growth         Cap Growth         Growth II
                                                               Portfolio          Portfolio          Portfolio         Portfolio
                                                         ------------------------------------------------------------------------
                                                              Six Months         Six Months         Six Months        Six Months
                                                           Ended 6/30/99      Ended 6/30/99      Ended 6/30/99     Ended 6/30/99
---------------------------------------------------------------------------------------------------------------------------------

Investment income:
     Income - Dividends                                       $  250,852            419,655                  -                 -
     Expenses - Mortality and expense
         risk charges (note 3)                                    13,613             27,995                688             1,324
---------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                  237,239            391,660               (688)           (1,324)
---------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                255,292            299,446                644           614,765
         Unrealized appreciation (depreciation)
            on investments                                      (293,934)          (152,444)             6,212          (543,801)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                              (38,642)           147,002              6,856            70,964
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                        $  198,597            538,662              6,168            69,640
=================================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

For the period ended June 30, 1999
(Unaudited)



====================================================================================================================================

                                                                                       Janus Aspen Series
                                                           -------------------------------------------------------------------------
                                                                 Aggressive                             Worldwide
                                                                     Growth             Growth             Growth          Balanced
                                                                  Portfolio          Portfolio          Portfolio         Portfolio
                                                           -------------------------------------------------------------------------
                                                                 Six Months         Six Months         Six Months        Six Months
                                                              Ended 6/30/99      Ended 6/30/99      Ended 6/30/99     Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
     Income - Dividends                                  $          112,673             46,883             22,883            61,468
     Expenses - Mortality and expense
         risk charges (note 3)                                       25,314             46,164             80,536            38,432
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                      87,359                719            (57,653)           23,036
------------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
         Net realized gain                                        1,167,998            406,970            605,165           219,975
         Unrealized appreciation (depreciation)
            on investments                                         (319,284)           629,475            817,450           356,260
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                                 848,714          1,036,445          1,422,615           576,235
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations        $          936,073          1,037,164          1,364,962           599,271
====================================================================================================================================




================================================================================================================

                                                                               Janus Aspen Series
                                                         -------------------------------------------------------
                                                                  Flexible      International           Capital
                                                                    Income             Growth      Appreciation
                                                                 Portfolio          Portfolio         Portfolio
                                                         -------------------------------------------------------
                                                                Six Months         Six Months        Six Months
                                                             Ended 6/30/99      Ended 6/30/99     Ended 6/30/99
----------------------------------------------------------------------------------------------------------------

Investment income:
     Income - Dividends                                        $    12,793              5,822             5,094
     Expenses - Mortality and expense
         risk charges (note 3)                                       2,768             15,752            15,009
----------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                     10,025             (9,930)           (9,915)
----------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
         Net realized gain                                           4,865            268,211           451,604
         Unrealized appreciation (depreciation)
            on investments                                         (18,960)           (43,325)           (4,594)
----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                                (14,095)           224,886           447,010
----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations              $    (4,070)           214,956           437,095
================================================================================================================



See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets
For the period ended June 30, 1999
(Unaudited)


====================================================================================================================================
                                                                                     GE Investments Funds, Inc.
                                                                  ------------------------------------------------------------------
                                                                        S&P 500           Money            Total     International
                                                                          Index          Market           Return            Equity
                                                                           Fund            Fund             Fund              Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months      Six Months       Six Months        Six Months
                                                                  Ended 6/30/99   Ended 6/30/99    Ended 6/30/99     Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
     Net investment income (expense)                             $      (47,299)        205,298          (12,735)           (2,236)
     Net realized gain (loss)                                           443,174               -            9,133              (194)
     Unrealized appreciation (depreciation)
         on investments                                                 383,647               -          113,319            19,100
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       779,522         205,298          109,717            16,670
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       193,605       3,215,344            9,104                 -
     Loan interest                                                       (1,313)         31,166             (543)               (6)
     Transfers (to) from the general account of GE Life & Annuity:
         Death benefits                                                       -               -                -                 -
         Surrenders                                                     (60,995)     (2,596,496)         (33,962)                -
         Loans                                                              460          52,918           (3,166)                -
         Cost of insurance and administrative expense (note 3)          (36,775)        (70,884)          (9,846)           (1,777)
         Transfer gain (loss) and transfer fees                         (17,716)        (17,781)           1,613            (1,035)
         Transfers (to) from the Guarantee Account (note 1)              10,200               -              250                 -
     Interfund transfers                                                949,302       1,113,105           73,419            24,103
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           1,036,768       1,727,372           36,869            21,285
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     1,816,290       1,932,670          146,586            37,955

Net assets at beginning of year                                       6,079,523      10,838,824        1,787,552           300,239
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $    7,895,813      12,771,494        1,934,138           338,194
====================================================================================================================================



===========================================================================================================================
                                                                                   GE Investments Funds, Inc.
                                                                  ---------------------------------------------------------
                                                                        Real Estate            Global             Value
                                                                         Securities            Income            Equity
                                                                               Fund              Fund              Fund
                                                                  ---------------------------------------------------------
                                                                         Six Months        Six Months        Six Months
                                                                      Ended 6/30/99     Ended 6/30/99     Ended 6/30/99
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
     Net investment income (expense)                              $          (4,783)           (9,491)           (4,498)
     Net realized gain (loss)                                               (30,998)         (121,156)           69,217
     Unrealized appreciation (depreciation)
         on investments                                                      92,002           (59,724)           73,250
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                            56,221          (190,371)          137,969
---------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                             9,200             3,403             3,802
     Loan interest                                                               10                 -            (1,027)
     Transfers (to) from the general account of GE Life & Annuity:
         Death benefits                                                           -                 -                 -
         Surrenders                                                         (29,203)                -                 -
         Loans                                                               (4,130)            8,000            (6,006)
         Cost of insurance and administrative expense (note 3)               (4,548)           (3,855)           (3,611)
         Transfer gain (loss) and transfer fees                               2,354            (2,006)           (2,656)
         Transfers (to) from the Guarantee Account (note 1)                       7                 -            29,405
     Interfund transfers                                                     (9,342)        2,145,426           175,141
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                 (35,652)        2,150,968           195,048
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                            20,569         1,960,597           333,017

Net assets at beginning of year                                             706,841            28,485           532,708
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $         727,410         1,989,082           865,725
===========================================================================================================================

==================================================================================================================
                                                                            GE Investments Funds, Inc.
                                                                 -------------------------------------------------
                                                                                           U.S.           Premier
                                                                       Income            Equity     Growth Equity
                                                                         Fund              Fund              Fund
                                                                 -------------------------------------------------
                                                                   Six Months        Six Months       Period from
                                                                 nded 6/30/99     Ended 6/30/99      6/11-6/30/99
------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
From operations:
     Net investment income (expense)                             $     (9,766)             (238)              (12)
     Net realized gain (loss)                                              83               172                 -
     Unrealized appreciation (depreciation)
         on investments                                               (27,311)            4,435               693
------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                     (36,994)            4,369               681
------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      16,162                 -                 -
     Loan interest                                                     (1,756)                -                 -
     Transfers (to) from the general account of GE Life & Annuity:
         Death benefits                                                     -                 -                 -
         Surrenders                                                    (1,251)                -                 -
         Loans                                                              -                 -                 -
         Cost of insurance and administrative expense (note 3)         (7,795)             (179)               (5)
         Transfer gain (loss) and transfer fees                           466              (148)               (1)
         Transfers (to) from the Guarantee Account (note 1)            20,109                 -                 -
     Interfund transfers                                              (48,630)           34,110            56,252
------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           (22,695)           33,783            56,246
------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     (59,689)           38,152            56,927

Net assets at beginning of year                                     1,467,049            10,162                 -
------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $  1,407,360            48,314            56,927
==================================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

For the period ended June 30, 1999
(Unaudited)


====================================================================================================================================



                                                                                        Oppenheimer Variable Account Funds
                                                                         -----------------------------------------------------------

                                                                                                  Capital               Aggressive
                                                                                  Bond       Appreciation                   Growth
                                                                               Fund/VA            Fund/VA                  Fund/VA
                                                                         -----------------------------------------------------------
                                                                            Six Months         Six Months               Six Months
                                                                         Ended 6/30/99      Ended 6/30/99            Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets
From operations:
      Net investment income (expense)                                   $       89,369            (43,620)                 155,309
      Net realized gain (loss)                                                  (1,721)           995,688                  607,508
      Unrealized appreciation (depreciation) on investments                   (147,232)           252,124                  (24,098)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              (59,584)         1,204,192                  738,719
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                                   -             10,005                   33,750
      Loan interest                                                                655             (2,206)                    (774)
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                            -            (22,618)                       -
           Surrenders                                                          (33,327)          (114,671)                 (29,526)
           Loans                                                                (4,660)           (78,902)                (114,394)
           Cost of insurance and administrative expense (note 3)               (11,553)           (34,203)                 (23,918)
           Transfer gain (loss) and transfer fees                               32,043            (43,500)              (1,586,042)
           Transfers (to) from the Guarantee Account (note 1)                    6,430              6,740                        7
      Interfund transfers                                                     (370,341)          (997,033)              (2,521,117)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                   (380,753)        (1,276,388)              (4,242,014)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                             (440,337)           (72,196)              (3,503,295)

Net assets at beginning of period                                            2,473,605          6,498,684                6,988,817
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                             $    2,033,268          6,426,488                3,485,522
====================================================================================================================================




===========================================================================================================================


                                                                                   Oppenheimer Variable Account Funds
                                                                        ---------------------------------------------------

                                                                                    High                 Multiple
                                                                                  Income               Strategies
                                                                                 Fund/VA                  Fund/VA
                                                                        ---------------------------------------------------
                                                                              Six Months               Six Months
                                                                           Ended 6/30/99            Ended 6/30/99
---------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets
From operations:
      Net investment income (expense)                                       $    311,017                  245,709
      Net realized gain (loss)                                                    27,814                    9,796
      Unrealized appreciation (depreciation) on investments                     (161,492)                 (10,989)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                                177,339                  244,516
---------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                                 5,354                   36,781
      Loan interest                                                                  136                      761
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                              -                        -
           Surrenders                                                            (28,872)                 (12,127)
           Loans                                                                 (41,540)                  (5,349)
           Cost of insurance and administrative expense (note 3)                 (27,495)                 (16,336)
           Transfer gain (loss) and transfer fees                                 17,937                    3,159
           Transfers (to) from the Guarantee Account (note 1)                        221                      471
      Interfund transfers                                                     (1,369,543)                (117,901)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                   (1,443,802)                (110,541)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                             (1,266,463)                 133,975

Net assets at beginning of period                                              6,161,255                3,248,322
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 $  4,894,792                3,382,297
===========================================================================================================================





===================================================================================================================================

                                                                                                                       Salomon
                                                                             Goldman Sachs Variable              Brothers Variable
                                                                                 Insurance Trust                Series Funds, Inc.
                                                                 ------------------------------------------------------------------

                                                                     Growth and                  Mid Cap                 Strategic
                                                                         Income                    Value                      Bond
                                                                           Fund                     Fund                      Fund
                                                                 ------------------------------------------------------------------
                                                                     Six Months               Six Months               Period from
                                                                  Ended 6/30/99            Ended 6/30/99              3/19-6/30/99
-----------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets From operations:
      Net investment income (expense)                                  $   (183)                  (2,174)                   (3,852)
      Net realized gain (loss)                                              501                  139,056                     8,165
      Unrealized appreciation (depreciation) on investments               1,689                   22,187                   (13,002)
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                         2,007                  159,069                    (8,689)
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                        1,250                    7,450                         -
      Loan interest                                                         (86)                     (44)                        -
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                     -                        -                         -
           Surrenders                                                         -                        -                         -
           Loans                                                              -                        -                   (41,036)
           Cost of insurance and administrative expense (note 3)           (156)                  (1,179)                   (1,650)
           Transfer gain (loss) and transfer fees                           (18)                   7,261                      (668)
           Transfers (to) from the Guarantee Account (note 1)                 -                   23,524                         -
      Interfund transfers                                                63,860                   14,840                 1,105,946
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions              64,850                   51,852                 1,062,592
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                        66,857                  210,921                 1,053,903

Net assets at beginning of period                                         5,289                   80,269                         -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                            $ 72,146                  291,190                 1,053,903
===================================================================================================================================


See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

For the period ended June 30, 1999
(Unaudited)

---------------------------------------------------------------------------------------------------------------------------


                                                                                  Variable Insurance Products Fund
                                                                      -----------------------------------------------------
                                                                             Equity
                                                                             Income            Growth          Overseas
                                                                          Portfolio         Portfolio         Portfolio
                                                                      -----------------------------------------------------
                                                                         Six Months        Six Months        Six Months
                                                                      Ended 6/30/99     Ended 6/30/99     Ended 6/30/99
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income                                         $       665,183         1,441,568           128,865
      Net realized gain                                                     400,524         1,079,668           255,957
      Unrealized appreciation (depreciation) on investments                 816,175          (721,440)           (3,470)
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                    1,881,882         1,799,796           381,352
---------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                            2,854           154,093             3,180
      Loan interest                                                         (10,895)          (13,304)           (3,261)
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                         -                 -           (21,324)
           Surrenders                                                      (120,551)         (505,987)          (48,296)
           Loans                                                           (131,517)          (21,956)          (22,094)
           Cost of insurance and administrative expense (note 3)            (79,272)          (69,277)          (19,705)
           Transfer gain (loss) and transfer fees                            (3,296)          (36,420)          (33,837)
           Transfers (to) from the Guarantee Account (note 1)                42,540             4,200               221
      Interfund transfers                                                  (933,508)         (359,478)       (1,203,316)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions              (1,233,645)         (848,129)       (1,348,432)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                           648,237           951,667          (967,080)

Net assets at beginning of year                                          16,825,933        13,457,515         5,006,524
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                           $    17,474,170        14,409,182         4,039,444
===========================================================================================================================


-----------------------------------------------------------------------------------------------------------------


                                                                       Variable Insurance Products Fund II
                                                                  -----------------------------------------------
                                                                           Asset
                                                                         Manager               Contrafund
                                                                       Portfolio                Portfolio
                                                                  -----------------------------------------------
                                                                      Six Months               Six Months
                                                                   Ended 6/30/99            Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income                                          $   700,659                  341,804
      Net realized gain                                                  113,127                  692,451
      Unrealized appreciation (depreciation) on investments             (356,927)                 (34,230)
-----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   456,859                1,000,025
-----------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                             -                   62,872
      Loan interest                                                       (6,271)                  (5,984)
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                (36,815)                 (23,810)
           Surrenders                                                   (353,490)                (367,888)
           Loans                                                           1,343                 (107,807)
           Cost of insurance and administrative expense (note 3)         (50,833)                 (52,121)
           Transfer gain (loss) and transfer fees                           (813)                 (21,428)
           Transfers (to) from the Guarantee Account (note 1)             23,978                    6,437
      Interfund transfers                                               (103,052)                (888,235)
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             (525,953)              (1,397,964)
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                        (69,094)                (397,939)

Net assets at beginning of year                                       10,347,930               11,177,224
-----------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            $10,278,836               10,779,285
=================================================================================================================

-------------------------------------------------------------------------------------------------------------


                                                                          Variable Insurance Product Fund III
                                                                  --------------------------------------------
                                                                            Growth &                   Growth
                                                                              Income            Opportunities
                                                                           Portfolio                Portfolio
                                                                  --------------------------------------------
                                                                          Six Months               Six Months
                                                                       Ended 6/30/99            Ended 6/30/99
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income                                               $    8,390                   14,016
      Net realized gain                                                      141,586                   13,883
      Unrealized appreciation (depreciation) on investments                  (24,345)                  14,533
--------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                       125,631                   42,432
--------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                             9,442                      589
      Loan interest                                                             (774)                       -
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                          -                        -
           Surrenders                                                        (13,137)                       -
           Loans                                                             (43,027)                    (229)
           Cost of insurance and administrative expense (note 3)              (7,802)                  (3,998)
           Transfer gain (loss) and transfer fees                             11,412                      230
           Transfers (to) from the Guarantee Account (note 1)                      -                        -
      Interfund transfers                                                    624,520                   70,171
--------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                  580,634                   66,763
--------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                            706,265                  109,195

Net assets at beginning of year                                            1,005,197                  644,303
--------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                 $1,711,462                  753,498
==============================================================================================================

See accompanying notes to unaudited financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

For the period ended June 30, 1999
(Unaudited)


--------------------------------------------------------------------------------------------------------------------------------

                                                                                               Federated Insurance Series
                                                                          -----------------------------------------------------
                                                                               American                High
                                                                                Leaders         Income Bond            Utility
                                                                                Fund II             Fund II            Fund II
                                                                          ------------------------------------------------------
                                                                             Six Months          Six Months         Six Months
                                                                          Ended 6/30/99       Ended 6/30/99      Ended 6/30/99
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income (expense)                                      $    101,497              81,967             35,488
      Net realized gain (loss)                                                   11,623             (18,093)             4,483
      Unrealized appreciation (depreciation) on investments                       4,757             (41,365)           (30,373)
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                          117,877              22,509              9,598
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                               57,574               3,000                  -
      Loan interest                                                                 (11)             (1,187)              (313)
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                             -                   -                  -
           Surrenders                                                                 -             (28,048)                 -
           Loans                                                                 (1,566)           (114,910)             9,095
           Cost of insurance and administrative expense (note 3)                 (6,593)             (6,927)            (2,737)
           Transfer gain (loss) and transfer fees (note 3)                        1,925               1,560                169
           Transfers (to) from the Guarantee Account (note 1)                     6,150                   -                  -
      Interfund transfers                                                       (90,913)              6,426            (57,118)
--------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                     (33,434)           (140,086)           (50,904)
--------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                                84,443            (117,577)           (41,306)

Net assets at beginning of year                                               1,038,585           1,129,523            526,570
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                  $  1,123,028           1,011,946            485,264
--------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

                                                                                           Alger American
                                                                         ---------------------------------------
                                                                                    Small
                                                                           Capitalization              Growth
                                                                                Portfolio           Portfolio
                                                                         ----------------------------------------
                                                                               Six Months          Six Months
                                                                            Ended 6/30/99       Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income (expense)                                        $    237,239             391,660
      Net realized gain (loss)                                                    255,292             299,446
      Unrealized appreciation (depreciation) on investments                      (293,934)           (152,444)
-----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                            198,597             538,662
-----------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                                 33,551              52,303
      Loan interest                                                                (4,269)             (2,925)
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                               -             (26,523)
           Surrenders                                                                   -             (70,041)
           Loans                                                                     (292)            (33,013)
           Cost of insurance and administrative expense (note 3)                  (12,876)            (22,731)
           Transfer gain (loss) and transfer fees (note 3)                         47,385               1,389
           Transfers (to) from the Guarantee Account (note 1)                      11,769                 250
      Interfund transfers                                                      (1,068,092)            633,773
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                      (992,824)            532,482
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                                (794,227)          1,071,144

Net assets at beginning of year                                                 3,022,286           3,345,552
-----------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                    $  2,228,059           4,416,696
-----------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------

                                                                     PBHG Insurance Series Fund, Inc.
                                                                    ---------------------------------
                                                                       PBHG  Large              PBHG
                                                                        Cap Growth         Growth II
                                                                         Portfolio         Portfolio
                                                                   ----------------------------------
                                                                        Six Months        Six Months
                                                                     Ended 6/30/99     Ended 6/30/99
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income (expense)                                  $      (688)           (1,324)
      Net realized gain (loss)                                                 644           614,765
      Unrealized appreciation (depreciation) on investments                  6,212          (543,801)
------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                       6,168            69,640
------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                           6,138             2,000
      Loan interest                                                             26                 -
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                        -                 -
           Surrenders                                                            -                 -
           Loans                                                              (563)                -
           Cost of insurance and administrative expense (note 3)              (708)           (2,263)
           Transfer gain (loss) and transfer fees (note 3)                    (989)          (18,607)
           Transfers (to) from the Guarantee Account (note 1)                    -                 -
      Interfund transfers                                                  102,050         1,343,460
------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                105,954         1,324,590
------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                          112,122         1,394,230

Net assets at beginning of year                                             35,695           137,993
------------------------------------------------------------------------------------------------------

Net assets at end of year                                              $   147,817         1,532,223
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                                                                                    Janus Aspen Series
                                                                   ----------------------------------------------------
                                                                        Aggressive                           Worldwide
                                                                            Growth            Growth            Growth
                                                                         Portfolio         Portfolio         Portfolio
                                                                   ----------------------------------------------------
                                                                        Six Months        Six Months        Six Months
                                                                     Ended 6/30/99     Ended 6/30/99     Ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income (expense)                               $       87,359               719           (57,653)
      Net realized gain (loss)                                           1,167,998           406,970           605,165
      Unrealized appreciation (depreciation) on investments               (319,284)          629,475           817,450
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     936,073         1,037,164         1,364,962
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                          21,937            68,552           119,940
      Loan interest                                                         (2,074)           (4,462)           (1,269)
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                        -           (23,434)          (23,423)
           Surrenders                                                      (53,299)         (123,902)          (15,285)
           Loans                                                           (14,718)          (59,579)          (58,918)
           Cost of insurance and administrative expense (note 3)           (19,973)          (33,542)          (60,272)
           Transfer gain (loss) and transfer fees (note 3)               1,481,896            (4,103)            3,284
           Transfers (to) from the Guarantee Account (note 1)                    -             3,347            33,109
      Interfund transfers                                                  462,046           431,199           (34,229)
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions              1,875,815           254,076           (37,063)
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                        2,811,888         1,291,240         1,327,899

Net assets at beginning of year                                          2,774,289         6,260,048        11,200,312
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                           $    5,586,177         7,551,288        12,528,211
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.
                                       14

------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Janus Aspen Series (continued)
                                                                    ----------------------------------------------------------------
                                                                                           Flexible   International         Capital
                                                                            Balanced         Income          Growth    Appreciation
                                                                           Portfolio      Portfolio       Portfolio       Portfolio
                                                                    ----------------------------------------------------------------
                                                                          Six Months     Six Months      Six Months      Six Months
                                                                       Ended 6/30/99  Ended 6/30/99   Ended 6/30/99   Ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
      Net investment income (expense)                                     $   23,036         10,025          (9,930)         (9,915)
      Net realized gain                                                      219,975          4,865         268,211         451,604
      Unrealized appreciation (depreciation) on investments                  356,260        (18,960)        (43,325)         (4,594)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                            599,271         (4,070)        214,956         437,095
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                            36,428          9,934          16,030          64,272
      Loan interest                                                           (6,350)            72           1,047          (1,068)
      Transfers (to) from the general account of GE Life & Annuity:
           Death benefits                                                    (24,021)             -               -               -
           Surrenders                                                       (123,633)             -               -         (41,706)
           Loans                                                            (226,396)         2,250          (4,839)        (19,398)
           Cost of insurance and administrative expense (note 3)             (28,158)        (2,075)        (11,784)        (14,687)
           Transfer gain (loss) and transfer fees                              1,505             42         (28,447)        112,178
           Transfers (to) from the Guarantee Account (note 1)                 11,227              -               -               -
      Interfund transfers                                                    632,238        (80,268)       (888,256)      1,078,985
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                  272,840        (70,045)       (916,249)      1,178,576
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                            872,111        (74,115)       (701,293)      1,615,671

Net assets at beginning of period                                          5,084,946        436,086       3,043,406         927,859
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                               $5,957,057        361,971       2,342,113       2,543,530
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

GE Life & Annuity Separate Account III

Notes to Financial Statements

June 30, 1999

(Unaudited)
------------------------------------------------------------------------------


(1)  Description of Entity

      GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. The remaining portion is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, GE Life & Annuity was an indirect wholly-owned subsidiary of Aon Corporation
     (Aon).

     During first quarter of 1999, a new subdivision was added to the Account (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc and is a series type mutual fund.

     For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.


(2)  Summary of Significant Accounting Policies

     (a) Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

         The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months or period ended June 30, 1999 were:

                                   16                              (Continued)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1999

(Unaudited)


                                                  Cost of           Proceeds
                                                   Shares               from
Fund/Portfolio                                   Acquired        Shares Sold
-----------------------------------------------------------------------------

GE Investment Funds, Inc.:
               S&P 500 Index                $   6,866,563   $      6,021,084
               Money Market                    97,349,355         95,175,303
               Total Return                       150,724            127,583
               International Equity                24,186              4,233
               Real Estate Securities              75,715            116,239
               Global Income                    6,989,121          4,846,781
               Value Equity                     1,566,900          1,374,685
               Income                              41,731             75,590
               U.S. Equity                         38,791              5,081
               Premier Growth Equity               16,960                  5

Oppenheimer Variable Account Funds:
               Bond                             3,574,746          3,870,388
               Capital Appreciation             9,648,747         10,974,629
               Aggressive Growth               12,003,828         11,187,997
               High Income                      3,524,858          6,737,857
               Multiple Strategies                384,132            250,843

Variable Insurance Products Fund:
               Equity-Income                    2,141,284          2,744,883
               Growth                          21,247,187         20,633,928
               Overseas                         3,297,735          4,519,684

Variable Insurance Products Fund II:
               Asset Manager                    1,177,242          1,007,111
               Contrafund                       3,101,429          4,136,137

Variable Insurance Products Fund III:
               Growth & Income                  3,823,434          3,234,421
               Growth Opportunties                180,911            100,431

Goldman Sachs Variable Insurance Trust
               Growth and Income                   77,552             12,841
               Mid Cap Value                    1,366,620          1,316,839



                                   17                              (Continued)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1999

(Unaudited)

                                                      Cost of         Proceeds
                                                       Shares             from
Fund/Portfolio                                       Acquired      Shares Sold
-------------------------------------------------------------------------------

Janus Aspen Series:
               Aggressive Growth                   22,834,201       23,612,177
               Growth                               2,789,511        2,544,011
               Worldwide Growth                     3,291,062        3,413,843
               Balanced                             1,153,241          866,534
               Flexible Income                        165,470          225,882
               International Growth                 2,820,212        3,750,034
               Capital Appreciation                34,987,228       33,809,209

Federated Insurance Series:
               Utility Fund II                         59,711           75,537
               High Income Bond Fund II             1,984,085        2,043,406
               American Leaders Fund II               218,669          151,071

The Alger American Fund
               Small Capitalization                 6,151,671        6,904,867
               Growth                               3,100,131        2,172,406

PBHG Insurance Series Fund, Inc.
               PBHG Large Cap Growth                  117,365           10,861
               PBHG Growth II                       6,679,691        5,356,228

Salomon Brothers Variable Series Funds, Inc.
               Strategic Bond                       3,530,808        2,471,283



     (b) Capital Transactions

         The increase (decrease) of outstanding units from capital transactions for the six months or lesser period ended June 30, 1999 is as follows:


                                   18                              (Continued)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1999

                                                       GE Investments Funds, Inc.
                                         --------------------------------------------------------
                                              S&P 500       Money       Total     International
                                                Index      Market      Return            Equity
                                                 Fund        Fund        Fund              Fund
-------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998        140,437     692,577      59,645            20,749

From capital transactions:
      Net premiums                              4,292     202,958         308              --
      Loan Interest                               (29)      1,967         (18)             --
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                           --          --          --                --
        Surrenders                             (1,352)   (163,895)     (1,152)             --
        Loans                                      10       3,340        (107)             --
        Cost of insurance                        (815)     (4,474)       (334)             (115)
        Fixed Transfers                           226        --             8              --
      Interfund transfers                      21,045      70,261       2,491             1,557
                                             --------    --------    --------          --------
Net increase (decrease) in units resulting
      from capital transactions                23,377     110,157       1,196             1,442
                                             --------    --------    --------          --------
Units outstanding at June 30, 1999            163,814     802,734      60,841            22,191
--------------------------------------------------------------------------------------------------



                                                                 GE Investments Funds, Inc. (continued)
                                           --------------------------------------------------------------------------------
                                            Real Estate      Global       Value                    U.S.           Premier
                                             Securities      Income      Equity      Income      Equity     Growth Equity
                                                   Fund        Fund        Fund        Fund        Fund              Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998           47,312       2,483      38,490     137,493         952              --

From capital transactions:
      Net premiums                                  550         294         244       1,514        --                --
      Loan Interest                                   1        --           (66)       (165)       --                --
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                             --          --          --          --          --                --
        Surrenders                               (1,745)       --          --          (117)       --                --
        Loans                                      (247)        690        (386)       --          --                --
        Cost of insurance                          (272)       (333)       (232)       (730)        (16)             --
        Fixed Transfers                            --          --         1,890       1,884        --                --
      Interfund transfers                          (558)    185,048      11,256      (4,556)      3,060             5,458
                                               --------    --------    --------    --------    --------          --------
Net increase (decrease) in units resulting
      from capital transactions                  (2,271)    185,699      12,706      (2,170)      3,044             5,458
                                               --------    --------    --------    --------    --------          --------
Units outstanding at June 30, 1999               45,041     188,182      51,196     135,323       3,996             5,458
---------------------------------------------------------------------------------------------------------------------------

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1999

                                                                      Oppenheimer Variable Account Funds
                                           --------------------------------------------------------------------------------------
                                                                 Capital        Aggressive             High          Multiple
                                                Bond        Appreciation            Growth           Income        Strategies
                                             Fund/VA             Fund/VA           Fund/VA          Fund/VA           Fund/VA
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998        106,851            176,259           187,368          193,022           118,293

From capital transactions:
      Net premiums                               --                  253             1,349              163             1,289
      Loan Interest                                27                (56)              (31)               4                27
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                           --                 (574)             --               --                --
        Surrenders                             (1,366)            (2,910)           (1,180)            (876)             (425)
        Loans                                    (191)            (2,002)           (4,572)          (1,260)             (188)
        Cost of insurance                        (474)              (868)             (956)            (834)             (573)
        Fixed Transfers                           264                171              --                  7                17
      Interfund transfers                     (15,183)           (25,304)         (100,768)         (41,539)           (4,135)
                                             --------           --------          --------         --------          --------
Net increase (decrease) in units resulting
      from capital transactions               (16,923)           (31,290)         (106,158)         (44,335)           (3,988)
                                             --------           --------          --------         --------          --------
Units outstanding at June 30, 1999             89,928            144,969            81,210          148,687           114,305
---------------------------------------------------------------------------------------------------------------------------------



                                                                                              Salomon
                                                                                              Brothers
                                                   Goldman Sachs Variable                 Variable Series
                                                      Insurance Trust                        Fund, Inc.
                                           ---------------------------------------    ----------------------
                                                 Growth and           Mid Cap                 Strategic
                                                     Income             Value                      Bond
                                                       Fund              Fund                      Fund
------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                  598             9,377                      --

From capital transactions:
      Net premiums                                      131             3,338                      --
      Loan Interest                                      (9)              (20)                     --
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                                 --                --                        --
        Surrenders                                     --                --                        --
        Loans                                          --                --                      (4,031)
        Cost of insurance                               (16)             (528)                     (162)
        Fixed Transfers                                --              10,539                      --
      Interfund transfers                             6,726             6,648                   108,643
                                                   --------          --------                  --------
Net increase (decrease) in units resulting
      from capital transactions                       6,832            19,977                   104,450
                                                   --------          --------                  --------
Units outstanding at June 30, 1999                    7,430            29,354                   104,450
------------------------------------------------------------------------------------------------------------

zz

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1999

                                                            Variable Insurance Products Fund
                                                  ------------------------------------------------------
                                                              Equity
                                                              Income           Growth          Overseas
                                                           Portfolio        Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                       466,221          291,541           240,006

From capital transactions:
      Net premiums                                                78            3,212               144
      Loan Interest                                             (299)            (277)             (148)
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                                             -                -              (968)
        Surrenders                                            (3,312)         (10,549)           (2,192)
        Loans                                                 (3,613)            (458)           (1,003)
        Cost of insurance                                     (2,178)          (1,444)             (894)
        Fixed Transfers                                        1,169               88                10
      Interfund transfers                                    (25,644)          (7,495)          (54,623)
                                                             --------          -------          --------
Net increase (decrease) in units resulting
      from capital transactions                              (33,799)         (16,923)          (59,674)
                                                             --------         --------          --------
Units outstanding at June 30, 1999                           432,422          274,618           180,332
--------------------------------------------------------------------------------------------------------




                                                             Variable Insurance                   Variable Insurance Products
                                                              Products Fund II                             Fund III
                                                     -----------------------------------    --------------------------------------
                                                                 Asset                              Growth &               Growth
                                                               Manager       Contrafund               Income        Opportunities
                                                             Portfolio        Portfolio            Portfolio            Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                         376,015          427,427               63,540               42,641

From capital transactions:
      Net premiums                                                --              2,492                  618                   39
      Loan Interest                                               (225)            (237)                 (51)                --
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                                          (1,322)            (944)                --                   --
        Surrenders                                             (12,697)         (14,584)                (861)                --
        Loans                                                       48           (4,274)              (2,820)                 (15)
        Cost of insurance                                       (1,826)          (2,066)                (511)                (269)
        Fixed Transfers                                            861              255                 --                   --
      Interfund transfers                                       (3,702)         (35,212)              40,937                4,727
                                                              --------         --------             --------             --------
Net increase (decrease) in units resulting
      from capital transactions                                (18,863)         (54,570)              37,312                4,482
                                                              --------         --------             --------             --------
Units outstanding at June 30, 1999                             357,152          372,857              100,852               47,123
----------------------------------------------------------------------------------------------------------------------------------

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1999

                                                       Federated Insurance Series
                                               --------------------------------------------------
                                                   American                High
                                                    Leaders         Income Bond          Utility
                                                    Fund II             Fund II          Fund II
-------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998              61,968              74,067           27,861

From capital transactions:
      Net premiums                                   3,220                 190             --
      Loan Interest                                     (1)                (75)             (17)
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                                --                  --               --
        Surrenders                                    --                (1,780)            --
        Loans                                          (88)             (7,293)             491
        Cost of insurance                             (369)               (440)            (148)
        Fixed Transfers                                344                --               --
      Interfund transfers                           (5,083)                408           (3,083)
                                                   -------             -------          -------
Net increase (decrease) in units resulting
      from capital transactions                     (1,977)             (8,990)          (2,757)
                                                   -------             -------          -------
Units outstanding at June 30, 1999                  59,991              65,077           25,104
-------------------------------------------------------------------------------------------------


                                                        Alger American Fund                    PBHG Insurance Series Fund, Inc.
                                               ----------------------------------------    -----------------------------------------
                                                              Small                                   PBHG Large               PBHG
                                                     Capitalization             Growth                Cap Growth          Growth II
                                                          Portfolio          Portfolio                 Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                      249,982           171,128                      2,362            12,126

From capital transactions:
      Net premiums                                            2,783             2,452                        392               143
      Loan Interest                                            (354)             (137)                         2              --
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                                         --              (1,244)                      --                --
        Surrenders                                             --              (3,285)                      --                --
        Loans                                                   (24)           (1,548)                       (36)             --
        Cost of insurance                                    (1,068)           (1,066)                       (45)             (162)
        Fixed Transfers                                         976                12                       --                --
      Interfund transfers                                   (88,588)           29,724                      6,518            96,177
                                                           --------          --------                   --------          --------
Net increase (decrease) in units resulting
      from capital transactions                             (86,275)           24,908                      6,831            96,158
                                                           --------          --------                   --------          --------
Units outstanding at June 30, 1999                          163,707           196,036                      9,193           108,284
------------------------------------------------------------------------------------------------------------------------------------

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1999

                                                                                Janus Aspen Series
                                             --------------------------------------------------------------------------------------
                                               Aggressive                           Worldwide                            Flexible
                                                   Growth            Growth            Growth          Balanced            Income
                                                Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998            123,521           263,803           471,394           261,302            32,471

From capital transactions:
      Net premiums                                  3,786             2,865             2,265             1,825               734
      Loan Interest                                  (358)             (186)              (24)             (318)                5
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                               --                (979)             (442)           (1,204)             --
        Surrenders                                 (9,198)           (5,178)             (289)           (6,195)             --
        Loans                                      (2,540)           (2,490)           (1,113)          (11,345)              166
        Cost of insurance                          (3,447)           (1,402)           (1,138)           (1,411)             (153)
        Fixed Transfers                              --                 140               625               563              --
      Interfund transfers                          79,740            18,019              (646)           31,682            (5,925)
                                                 --------          --------          --------          --------          --------
Net increase (decrease) in units resulting
      from capital transactions                    67,983            10,789              (762)           13,597            (5,173)
                                                 --------          --------          --------          --------          --------
Units outstanding at June 30, 1999                191,504           274,592           470,632           274,899            27,298
-----------------------------------------------------------------------------------------------------------------------------------



                                                       Janus Aspen Series
                                             ----------------------------------------
                                                International                Capital
                                                       Growth           Appreciation
                                                    Portfolio              Portfolio
-------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                192,621                 47,461

From capital transactions:
      Net premiums                                      1,031                  3,419
      Loan Interest                                        67                    (57)
      Tranfers (to) from the
      general acct. of GE Life & Annuity:
        Death benefits                                   --                     --
        Surrenders                                       --                   (2,219)
        Loans                                            (311)                (1,032)
        Cost of insurance                                (758)                  (781)
        Fixed Transfers                                  --                     --
      Interfund transfers                             (57,111)                57,409
                                                     --------               --------
Net increase (decrease) in units resulting
      from capital transactions                       (57,082)                56,739
                                                     --------               --------
Units outstanding at June 30, 1999                    135,539                104,200
-------------------------------------------------------------------------------------

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------

     (c) Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

     (d) Use of Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3)  Related Party Transactions

     The premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

     A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is deducted daily and equals the effective annual rate of .90% of the net assets of the Account. GE Life & Annuity also charges the Account for certain administrative charges which are deducted daily and equal the effective annual rate of .40% of the net assets of the Account.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------

     GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

     Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity.

     GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55 for the U.S. Equity Fund, and .65% for the Value Equity and Premier Growth Equity Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

     Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.